Equity (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 18, 2022 EUR (€) shares	Apr. 18, 2022 USD ($) $ / shares shares	Jan. 15, 2021 EUR (€) shares	Jan. 15, 2021 $ / shares shares	Nov. 30, 2021 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Apr. 30, 2021 shares
Issued capital | €						€ 1,493	€ 1,234
Number of shares outstanding						149,339,335	123,419,772
Par value | € / shares						€ 0.01	€ 0.01
Net proceeds from issue of common shares | €						€ 95,907	€ 124,460	€ 74,195
Number of shares issued through exercise of warrants									173,482
Authorized share capital | €						3,120	€ 3,120
Share issue transaction costs | €						€ 6,000
Number of shares authorised						311,950,000	311,950,000
At the market program
Number of shares issued							200,000
ATM program common shares sales value up to | $					$ 100.0
Net proceeds from issue of common shares | €							€ 1,600
Public offering
Number of shares issued	25,875,000	25,875,000	19,166,667	19,166,667
Net proceeds from issue of common shares	€ 89,800	$ 97.0	€ 88,700
Share price | $ / shares		$ 4.00		$ 6.00
Underwriting commissions, legal and consulting expenses	€ 6,000	$ 6.5	€ 6,100
Underwriters
Number of shares issued	22,500,000	22,500,000